Trade receivables - Components of trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
Gross trade receivables	$ 1,551	$ 1,429
Provision	(55)	(68)	$ (48)	$ (54)
Trade receivables, net	1,496	1,361
Not overdue
Disclosure of provision matrix [line items]
Gross trade receivables	1,273	1,137
Provision	(2)	(2)
Trade receivables, net	$ 1,271	$ 1,135
Expected credit loss rates	0.20%	0.20%
Past due for not more than one month
Disclosure of provision matrix [line items]
Gross trade receivables	$ 96	$ 109
Provision	(1)	(1)
Trade receivables, net	$ 95	$ 108
Expected credit loss rates	1.00%	0.90%
Past due for more than one month but less than three months
Disclosure of provision matrix [line items]
Gross trade receivables	$ 74	$ 67
Provision	(1)	(2)
Trade receivables, net	$ 73	$ 65
Expected credit loss rates	1.40%	3.00%
Past due for more than three months but less than six months
Disclosure of provision matrix [line items]
Gross trade receivables	$ 43	$ 36
Provision	(2)	(2)
Trade receivables, net	$ 41	$ 34
Expected credit loss rates	4.70%	5.60%
Past due for more than six months but less than one year
Disclosure of provision matrix [line items]
Gross trade receivables	$ 23	$ 31
Provision	(13)	(18)
Trade receivables, net	$ 10	$ 13
Expected credit loss rates	56.50%	58.10%
Past due for more than one year
Disclosure of provision matrix [line items]
Gross trade receivables	$ 42	$ 49
Provision	(36)	(43)
Trade receivables, net	$ 6	$ 6
Expected credit loss rates	85.70%	87.80%